N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (8.8%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$604,365
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	770,770
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/23	250,000	287,015
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,187,800
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,235,432
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	546,405
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	586,705
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/30	240,000	274,413
Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	65,000	65,596
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	275,000	288,489
		6,846,990
General Obligation (39.7%)
Bozeman MT 4.000% 07/01/28	540,000	604,411
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	766,308
Butte-Silver Bow MT GO 4.000% 07/01/26	115,000	129,085
Butte-Silver Bow MT GO 4.000% 07/01/28	215,000	237,268
Butte-Silver Bow MT GO 4.000% 07/01/30	225,000	242,619
Butte-Silver Bow MT GO 4.000% 07/01/32	240,000	254,119
Butte-Silver Bow MT GO 4.500% 07/01/34	850,000	935,502
Cascade Cnty MT Elem Sch Dist 1 GO (Great Falls) 5.000% 07/01/27	1,120,000	1,370,869
Cascade Cnty MT Elem Sch Dist 1 GO (Great Falls) 4.000% 07/01/28	765,000	856,754
Cascade Cnty MT Elem Sch Dist 1 GO (Great Falls) 4.000% 07/01/29	925,000	1,025,002
Cascade Cnty MT Elem Sch Dist 1 GO (Great Falls) 4.000% 07/01/30	935,000	1,027,098
Cascade Cnty MT Elem Sch Dist 1 GO (Great Falls) 4.000% 07/01/31	700,000	761,334
Cascade Cnty MT High Sch Dist A GO (Great Falls) 4.000% 07/01/28	610,000	683,163
Cascade Cnty MT High Sch Dist A GO (Great Falls) 5.000% 07/01/26	940,000	1,140,728
Cascade Cnty MT High Sch Dist A GO (Great Falls) 5.000% 07/01/27	1,110,000	1,358,629
Cascade Cnty MT High Sch Dist A GO (Great Falls) 4.000% 07/01/29	610,000	675,947
Cascade Cnty MT High Sch Dist A GO (Great Falls) 4.000% 07/01/30	670,000	735,995
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	594,627
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	689,905
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	451,605
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/32	915,000	991,887
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg GO 4.000% 12/01/33	515,000	555,556
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	468,323
Meagher Cnty MT Sch Dist #8 (White Sulphur Springs) GO 4.000% 07/01/28	475,000	532,033
Missoula Cnty MT GO 5.000% 07/01/30	490,000	583,330
Missoula Cnty MT GO 5.000% 07/01/31	445,000	526,658
Missoula Cnty MT GO 4.000% 07/01/33	400,000	427,908
Missoula Cnty MT GO 4.000% 07/01/35	250,000	263,025
Missoula Cnty MT High School Dist #1 GO 4.000% 07/01/32	275,000	294,586
Missoula Cnty MT Sch Dist # 4 (Hellgate) GO 5.000% 06/15/28	500,000	589,700
Missoula Cnty MT Sch Dist #4 (Hellgate) GO 5.000% 06/15/29	500,000	584,135
Missoula Cnty MT Sch Dist #4 (Hellgate) GO 5.000% 06/15/30	500,000	581,180
Missoula, MT Ref-Ser A 4.000% 07/01/26	350,000	397,348
Missoula, MT Ref-Ser A 4.000% 07/01/31	250,000	269,275
*Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/32	1,200,000	1,290,468
Missoula Cnty MT Elem Sch Dis #1 (Missoula) GO 4.000% 07/01/33	750,000	797,985
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/23	385,000	442,342
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/26	855,000	963,183
Montana St Ref-Long Range Bldg-Ser C 4.000% 08/01/27	480,000	533,155
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	154,946
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	161,282
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	171,371
Ravalli Cnty MT GO 4.250% 07/01/30	755,000	816,933
Valley Cnty MT Sch Dist #1-A (Glasgow) GO 4.250% 07/01/31	450,000	499,685
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	607,535
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	614,637
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,185,390
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/31	350,000	406,735
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/32	435,000	503,169
		30,754,728
Health Care (20.2%)
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	250,750
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	258,055
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,111,192
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,473,941
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	409,556
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	747,496
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,128,680
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	705,000	740,588
MT Fac Fin Auth Sisters of Charity Leavenworth 4.500% 01/01/24	1,000,000	1,057,360
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	431,128
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	659,899
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	942,751
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser A 5.000% 06/01/28	1,015,000	1,162,277
MT Fac Fin Auth Hlth Fac Bozeman Deaconess Hlth SVCS-Ser C 5.000% 06/01/29	915,000	1,044,253
*MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,188
MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	790,000	792,180
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,271,675
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	249,461
Yellowstone Cnty MT Health Care Lease Rev 4.000% 10/01/29	710,000	765,266
		15,597,696
Housing (7.0%)
MT Brd of Hsg Single Family Program 2.650% 06/01/21	140,000	139,413
MT Brd of Hsg Single Family Program 2.650% 12/01/21	300,000	299,385
MT Brd of Hsg Single Family Program 3.000% 06/01/23	175,000	175,261
MT Brd of Hsg Single Family Program 3.000% 12/01/23	85,000	85,127
MT Brd of Hsg Single Family Program 3.150% 06/01/24	350,000	349,055
MT Brd of Hsg Single Family Program 3.150% 12/01/24	125,000	124,348
MT Brd of Hsg Single Family Program 3.350% 06/01/25	150,000	150,749
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	215,000	227,990
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	185,000	195,728
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	530,000	559,049
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	305,000	327,729
MT Brd of Hsg Single Family Program 5.050% 12/01/24	30,000	30,496
MT Brd of Hsg Single Family Program 5.300% 12/01/29	145,000	149,283
*MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	860,000	894,882
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	405,000	419,920
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	525,000	539,264
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	165,000	167,254
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	160,000	162,651
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	415,000	417,469
		5,415,053
Other Revenue (9.6%)
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	315,369
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	65,050
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	70,048
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	69,953
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	130,000	130,566
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	411,375
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	490,000	499,829
*Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	923,427
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	208,676
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	646,326
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	603,810
*Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,006,130
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	291,464
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	287,029
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	187,173
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	906,017
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	129,735
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	655,000	656,461
		7,408,438
Transportation (7.2%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	823,384
Billings MT Arpt Rev 4.750% 07/01/19	350,000	370,580
Billings MT Arpt Rev 5.000% 07/01/20	235,000	253,370
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	774,890
*Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,006,130
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	200,890
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	212,358
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	100,307
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	105,405
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	388,833
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	196,021
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	249,727
Missoula MT Spl Impt Dists #548 5.250% 07/01/27	240,000	251,352
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	245,190
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	366,667
		5,545,104
Utilities (4.1%)
Billings MT Swr Sys Rev 5.000% 07/01/28	400,000	483,264
Billings MT Swr Sys Rev 5.000% 07/01/31	260,000	308,097
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	237,108
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	245,392
Billings MT Storm Swr Revenue 4.000% 07/01/28	250,000	273,975
Billings MT Storm Swr Revenue 4.000% 07/01/29	250,000	269,940
Dillon MT Wtr & Swr Sys Rev 4.000% 07/01/33	250,000	268,990
*Forsyth MT Pollution Ctl Rev Portland Gen Elec 5.000% 05/01/33	1,000,000	1,093,340
		3,180,106

TOTAL MUNICPAL BONDS (COST: $72,837,777)		$74,748,115

OTHER ASSETS LESS LIABILITIES (3.4%)		2,638,863

NET ASSETS (100.0%)		$77,386,978

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2017 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.4%)

Education (16.1%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$262,277
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	250,585
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	465,784
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	394,831
ND St Brd Higher Ed Rev UND Hsg & Aux 4.000% 04/01/26	435,000	473,798
ND St Brd Higher Ed Rev Hsg & Aux 4.000% 04/01/33	500,000	517,305
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.000% 08/01/26	265,000	273,151
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.000% 08/01/27	275,000	277,280
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.250% 08/01/28	280,000	286,499
ND State Board of Hgr Educ (MSU) Facs Rev Ref 3.250% 08/01/29	290,000	291,392
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	250,000
ND St Brd Higher Ed 5.000% 04/01/25	160,000	170,013
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	283,728
		4,196,643
General Obligation (20.6%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	521,185
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	814,980
Dickinson ND Public School District #1 4.000% 08/01/34	400,000	416,780
Fargo ND GO Ref & Impt- Ser B 5.000% 05/01/26	400,000	476,336
Fargo ND Ref & Impt - Ser A 4.000% 05/01/23	300,000	326,532
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	358,690
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	210,870
Maple-Steele ND Jt Wtr Res Dist GO 4.000% 05/01/30	250,000	247,788
Minot ND Arpt Rev Amt - Set D 3.500% 10/01/25	570,000	600,757
Minot ND Arpt Rev Amt - Set D 4.000% 10/01/28	355,000	372,505
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	204,258
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	255,295
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	545,870
		5,351,846
Health Care (17.1%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	351,771
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	285,510
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj - Ser A 5.000% 07/01/35	500,000	572,435
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,056
Fargo ND Health Sys 5.500% 11/01/20	500,000	573,530
Fargo ND Health Sys 6.000% 11/01/28	500,000	583,855
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	562,450
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	400,000	410,776
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/32	250,000	264,165
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	310,911
Grand Forks ND Senior Hsg & Nur Fac Rev Ref-Vly Homes Oblig Group-Ser A 5.125% 12/01/2025	250,000	264,272
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	155,152
		4,459,883
Housing (11.5%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	95,000	99,178
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	435,920
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	307,410
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	152,544
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	821,911
*ND St Hsg Fin Agy 3.100% 01/01/26	1,165,000	1,173,400
		2,990,363
Other Revenue (18.4%)
Bismarck ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	288,803
Bismarck ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	302,856
Burleigh & Morton Cnty Sales Tax Rev Ser A 4.000% 11/01/32	400,000	411,056
Grand Forks ND Sales Tax Revenue Ref- Alerus Proj-Ser D 5.000% 12/15/27	500,000	588,330
Grand Forks ND Sales Tax Revenue Ref- Alerus Proj-Ser D 5.000% 12/15/28	250,000	291,153
Jamestown ND Park Dist Sales Tax Rev Two Rivers Activity Center Ser A 4.000% 07/01/33	345,000	352,942
Mandan, ND Park Facs Sales Tax Rev 4.000% 09/01/34	500,000	507,150
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	150,283
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	240,269
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	266,978
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	217,200
ND Pub Fin Auth 4.000% 06/01/30	400,000	421,772
ND Pub Fin Auth Capital Financing Prog Ser - A 4.000% 06/01/28	265,000	286,282
ND Pub Fin Auth Capital Financing Prog Ser 2015C 5.000% 06/01/28	130,000	151,189
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	310,731
		4,786,994
Transportation (6.0%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	369,596
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	531,450
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	230,000	255,854
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	370,000	395,208
		1,552,108
Utilities (8.7%)
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	513,350
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	695,054
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	272,571
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	796,545
		2,277,520

TOTAL MUNICPAL BONDS (COST: $24,610,121)		$25,615,357

OTHER ASSETS LESS LIABILITIES (1.6%)		417,162

NET ASSETS (100.0%)		$26,032,519

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$72,837,777	$24,610,121
Unrealized appreciation	$2,182,283	$1,043,118
Unrealized depreciation	($271,945)	($37,882)
Net unrealized appreciation (depreciation)*	$1,910,338	$1,005,236

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$74,748,115	$0	$74,748,115
Total	$0	$74,748,115	$0	$74,748,115

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$25,615,357	$0	$26,615,357
Total	$0	$25,615,357	$0	$25,615,357

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 30, 2017